UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 11, 2009
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  112,426
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None
                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM           105368203   969407           131356SH      SOLE          131356        0         0
Brink's Company         COM           109696104  3172025           108631SH      SOLE          108631        0         0
Broadview Security      COM           109699108  1906582            68780SH      SOLE           68780        0         0
Carter's                COM           146229109  5339711           228388SH      SOLE          228388        0         0
Charles River Labs      COM           159864107  3736387           113121SH      SOLE          113121        0         0
Chart Industries        COM          16115Q308   2310952           122923SH      SOLE          122923        0         0
Covanta Holdings        COM          22282E102   3321397           198767SH      SOLE          198767        0         0
Edwards Lifescience     COM          28176E108   3895798            58025SH      SOLE           58025        0         0
Euronet Worldwide       COM           298736109  5099771           262199SH      SOLE          262199        0         0
General Cable           COM           369300108  3427632            90106SH      SOLE           90106        0         0
Global Payments         COM          37940X102   3619255            95621SH      SOLE           95621        0         0
HCC Insurance Holdi     COM           404132102  4278370           177305SH      SOLE          177305        0         0
Hexcel                  COM           428291108  3552767           371240SH      SOLE          371240        0         0
Host Hotels & Resor     COM          44107P104   2807771           341578SH      SOLE          341578        0         0
IDEX Corporation        COM          45167R104   2212565            88150SH      SOLE           88150        0         0
Jacobs Engineering      COM           469814107  2554782            60056SH      SOLE           60056        0         0
Key Energy Services     COM           492914106  1686329           297938SH      SOLE          297938        0         0
Kinder Morgan Energ     COM           494550106  2992806            59053SH      SOLE           59053        0         0
Kinder Morgan Manag     COM          49455U100   1850959            40896SH      SOLE           40896        0         0
Kroger                  COM           501044101  4212207           189483SH      SOLE          189483        0         0
Neustar                 COM          64126X201   4478866           200756SH      SOLE          200756        0         0
Omnicare                COM           681904108  4700003           182312SH      SOLE          182312        0         0
PartnerRe               COM          G6852T105   3573005            55054SH      SOLE           55054        0         0
Pioneer Natural Res     COM           723787107  2394675            93542SH      SOLE           93542        0         0
Roper Industries        COM           776696106  1519815            33454SH      SOLE           33454        0         0
Ross Stores             COM           778296103  4401544           112918SH      SOLE          112918        0         0
SEI Investments         COM           784117103  4335369           243834SH      SOLE          243834        0         0
Southern Union Co.      COM           844030106  5495549           296256SH      SOLE          296256        0         0
Valeant Pharma          COM          91911X104   5274578           204679SH      SOLE          204679        0         0
Wabtec                  COM           929740108  3307934            99998SH      SOLE           99998        0         0
Waddell & Reed Fina     COM           930059100  4941431           188245SH      SOLE          188245        0         0
Weatherford Interna     COM          H27013103   2922798           145921SH      SOLE          145921        0         0
Western Union           COM           959802109  2132738           112724SH      SOLE          112724        0         0

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